Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
SEGMENT INFORMATION
21.	SEGMENT INFORMATION

An operating segment is a component of an enterprise about which discrete financial information is available, its operating results are evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company evaluates segment performance and allocates resources based on several factors of which the primary financial measures are revenues from external customers and operating income. As a result, the Company considers that it has two operating segments, (i) manufacture and wholesale of jewelry products, and (ii) retail of jewelry products.

Contributions of the major activities, profitability information and asset information are summarized below:

	Manufacture and wholesale	Retail	Corporate	Total
	US$	US$	US$	US$
Year ended December 31, 2011
Segment revenue from external customers	69,391	112,789	—	182,180

Revenue from intra-segment	4,177	1	(4,178)	—

(Loss) income from operations	(781)	11,897	(1,479)	9,637
Interest income	233	121	—	354
Change in fair value of warrants and options liabilities	—	1,923	—	1,923
Exchange gain	—	1,432	—	1,432
Loss on sales of securities-for-sale and held for sale securities	(59)	(191)	—	(250)
Interest expenses	(685)	(915)	—	(1,600)

(Loss) income before income taxes and noncontrolling interests	(1,292)	14,267	(1,479)	11,496
Income taxes	(653)	(726)	—	(1,379)
Net income attributable to noncontrolling interests	(16)	—	—	(16)

Net (loss) income	(1,961)	13,541	(1,479)	10,101

Significant non-cash items
-Depreciation	1,904	2,837	—	4,741
-Impairment loss of long-lived assets	2,324	113	—	2,437
-Write down of excess and obsolete inventory	303	—	—	303
-Noncontrolling interests	(16)	—	—	(16)
-Stock-based compensation cost	—	—	156	156

Segment assets	98,745	173,251	—	271,996
Total expenditures for additions to long-lived assets	2,992	8,754	—	11,746

	Manufacture and wholesale	Retail	Corporate	Total
	US$	US$	US$	US$
Year ended December 31, 2010
Segment revenue from external customers	61,682	78,866	—	140,548

Revenue from intra-segment	4,496	35	(4,531)	—

Income (loss) from operations	4,525	11,572	(1,844)	14,253
Interest income	62	7	—	69
Exchange gain	39	604	—	643
Gain on sales of securities	258	—	—	258
Gain on disposal of property held for lease	1,635	—	—	1,635
Interest expenses	(812)	(166)	—	(978)

Income (loss) before income taxes and noncontrolling interests	5,707	12,017	(1,844)	15,880
Income taxes	(886)	(1,991)	—	(2,877)
Net income attributable to noncontrolling interests	(9)	—	—	(9)

Net income (loss)	4,812	10,026	(1,844)	12,994

Significant non-cash items
-Depreciation	1,029	1,750	—	2,779
-Write down of excess and obsolete inventory	262	—	—	262
-Noncontrolling interests	9	—	—	9
-Stock-based compensation cost	—	—	442	442

Segment assets	87,183	88,574	—	175,757
Total expenditures for additions to long-lived assets	3,964	2,650	—	6,614

	Manufacture and wholesale	Retail	Corporate	Total
	US$	US$	US$	US$
Year ended December 31, 2009
Segment revenue from external customers	59,733	50,790	—	110,523

Revenue from intra-segment	2,528	57	(2,585)	—

Income (loss) from operations	1,846	4,542	(1,777)	4,611
Interest income	137	10	—	147
Interest expenses	(811)	(31)	—	(842)

Income (loss) before income taxes and noncontrolling interests	1,172	4,521	(1,777)	3,916
Income taxes	(171)	(60)	—	(231)
Net loss attributable to noncontrolling interests	4	—	—	4

Net income (loss)	1,005	4,461	(1,777)	3,689

Significant non-cash items
-Depreciation	914	1,283	—	2,197
-Noncontrolling interests	(4)	—	—	(4)
-Stock-based compensation cost	—	—	1,043	1,043

Segment assets	82,970	50,787	—	133,757
Total expenditures for additions to long-lived assets	295	1,415	—	1,710

(a)	Geographical areas

The following summarizes the Company's revenue from the following geographic areas (based on the location of the customer).

	Year ended December 31,
	2011	2010	2009
	US$	US$	US$
Revenue from external customers:
US	46,513	39,581	36,380
Canada	3,301	2,819	2,845
Europe and other countries	15,919	16,752	18,110
Japan	1,276	1,291	1,115
PRC (including Hong Kong and Macau)	115,171	80,105	52,073

	182,180	140,548	110,523

	As of December 31,
	2011	2010
	US$	US$
Carrying amount of long-lived assets:
Hong Kong	4,790	5,514
PRC	10,312	5,019
US	—	1

Total long-lived assets (excluding goodwill)	15,102	10,534
Reconciling items:
Others	256,878	165,223

Total consolidated assets	271,980	175,757